Computer Software, net (Tables)	12 Months Ended
Dec. 31, 2014
Amortization Expense Related to Computer Software

Amortization expense includes amounts for computer software acquired under capital lease. The Company had the following amortization expense related to computer software for the years ended December 31, 2014, 2013 and 2012:

(in thousands)	2014	2013	2012
Amortization expense related to:
Licensed computer software costs	$36,775	33,511	33,393
Software development costs	25,248	21,430	23,044
Acquisition technology intangibles	19,683	15,855	9,712